Shareholders' equity - Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity
Dividends declared	$ 30,406	$ 14,838
Dividends paid	$ 30,406	$ 14,838
Number of shares issued from treasury	0